Other liabilities and provisions - Payroll (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Beginning balance	€ 292
Usage	(214)
Addition	664
Reversal	(78)
Ending balance	664
Accrual for warranty
Disclosure of other provisions [line items]
Beginning balance	292
Usage	(214)
Addition	358
Reversal	(78)
Ending balance	358
Accruals for management compensation
Disclosure of other provisions [line items]
Addition	192
Ending balance	€ 192